Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current taxes	¥ 33,822	¥ 14,922	¥ 32,714
Deferred taxes (Note 32)	9,685	7,666	3,485
Income tax expense	¥ 43,507	¥ 22,588	¥ 36,199